Consolidated Statements of Changes in Redeemable Noncontrolling Interest and Member's Interest - USD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Mar. 28, 2015	Dec. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Mar. 30, 2013	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Beginning Balance	$ 286,983			$ 283,551			$ 283,551
Beginning Balance	33,740			24,767			24,767
Net (loss) income	(79,837)	$ 4,468	$ 14,201	(53,068)	$ (70,462)	$ (56,277)	(6,282)	$ (103,679)	$ (50,577)
Other comprehensive income (loss)	(6,299)			818			(11,081)	4,407	(3,648)
Share-based compensation	(15,217)			(566)			(2,235)	(2,315)	(2,533)
Ending Balance	638,848	286,983			283,551		286,983	283,551
Ending Balance		33,740			24,767		33,740	24,767
Member's Equity [Member]
Beginning Balance	518,647		511,812	486,896		484,584	486,896	484,584	482,707
Contributed capital	453,146			24,350			27,617
Repurchase of member's interest							(88)	(3)	(656)
Share-based compensation	15,217			566			4,222	2,315	2,533
Ending Balance	987,010	518,647		511,812	486,896		518,647	486,896	484,584
Accumulated Deficit [Member]
Beginning Balance	(217,416)		(251,635)	(198,511)		(94,085)	(198,511)	(94,085)	(40,932)
Accretion/ redemption value adjustment	(32,252)			(2,571)			(8,145)	2,365	(657)
Net (loss) income	(77,855)			(50,553)			(8,777)	(106,791)	(52,496)
Share-based compensation							(1,983)
Ending Balance	(327,523)	(217,416)		(251,635)	(198,511)		(217,416)	(198,511)	(94,085)
Accumulated Other Comprehensive Loss (AOCI) [Member]
Beginning Balance	(15,546)		(5,472)	(6,045)		(9,130)	(6,045)	(9,130)	(6,577)
Other comprehensive income (loss)	(6,299)			573			(9,501)	3,085	(2,553)
Ending Balance	(21,845)	(15,546)		(5,472)	(6,045)		(15,546)	(6,045)	(9,130)
Noncontrolling Interest [Member]
Beginning Balance	1,298		1,142	1,211		1,059	1,211	1,059	1,174
Net (loss) income	(92)			(69)			87	152	(69)
Payment of dividends									(46)
Ending Balance	1,206	1,298		1,142	1,211		1,298	1,211	1,059
Total Member's Interest [Member]
Beginning Balance	286,983		255,847	283,551		382,428	283,551	382,428	436,372
Contributed capital	453,146			24,350			27,617
Accretion/ redemption value adjustment	(32,252)			(2,571)			(8,145)	2,365	(657)
Net (loss) income	(77,947)			(50,622)			(8,690)	(106,639)	(52,565)
Other comprehensive income (loss)	(6,299)			573			(9,501)	3,085	(2,553)
Repurchase of member's interest							(88)	(3)	(656)
Share-based compensation	15,217			566			2,239	2,315	2,533
Payment of dividends									(46)
Ending Balance	638,848	286,983		255,847	283,551		286,983	283,551	382,428
Redeemable Noncontrolling Interest [Member]
Beginning Balance	33,740		$ 25,137	24,767		$ 22,850	24,767	22,850	21,300
Contributed capital, Summit Materials, LLC	0			0
Accretion/ redemption value adjustment	(31,850)			2,571			8,145	(2,365)	657
Net (loss) income	$ (1,890)			(2,446)			2,408	2,960	1,988
Other comprehensive income (loss)				245			(1,580)	1,322	(1,095)
Ending Balance		$ 33,740		$ 25,137	$ 24,767		$ 33,740	$ 24,767	$ 22,850